INCOME TAX - Deferred tax assets and liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Deferred tax assets and liabilities [abstract]
Deferred tax asset	R 9.1	R 38.3
Deferred tax liabilities	(2,900.4)	(1,781.8)
Net deferred tax liabilities	R 2,891.3	R 1,743.5